UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  (     ) ;   Amendment Number:
This Amendment    (Check only one.)  :  (   )     is a restatement.
                                        (   )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss         Wilton, CT                11/9/07
(Signature)                    (City, State)             (Date)

Report Type      (Check only one.):

(   )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(   )     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( X )     13F COMBINATION REPORT.   (Check here if a portion of the holdings
          for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           25

Form 13F Information Table Entry Total:                      38

Form 13F Information Table Value Total:              $  269,106
                                                    (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F
          File Number        Name of Sub-adviser


1          28-06126          Armstrong Shaw Associates
2          28-05508          Aronson + Johnson + Ortiz
3          28-06044          Clarion CRA Securities LP
4          28-06233          Cliffwood Partners LLC
5          28-03121          David M. Knott
6          28-05268          De Prince, Race & Zollo, Inc.
7          28-06035          D.G. Capital Management, Inc.
8          28-02602          Edgewood Management Company
9          28-01185          Frontier Capital Management Co.
10         28-04981          Goldman Sachs Asset Management
11         28-03377          Grantham, Mayo, Van Otterloo & Co. LLC
12         28-2013           Harris Associates, L.P.
13         28-10706          IronBridge Capital Management
14         28-00074          Jennison Associates
15         28-12154          Levin Capital Securities, LP
16         28-398            Loomis Sayles & Co.
17         28-06748          Marsico Asset Management, LLC
18         28-04632          Martingale Asset Management
19         28-1399           Southeastern Asset Management, Inc.
20         28-01693          Steinberg Priest & Sloane Capital Management, LLC
21         none              Stone Harbor Investment Partners LP
22         28-00620          The Boston Company Asset Management, LLC
23         28-02927          Water Street Capital Inc.
24         28-517            Wellington Management Company, LLP
25         28-1700           Western Asset Management Company

                                    Form 13(f) Information Table

Column 1         Column 2  Column 3    Column 4           Column 5             Column 6     Column 7           Column 8
                                                                                                             Voting Authority
                                       Value      Shares or   Shares/  Put/    Investment   Other         Sole     Shared     None
Name of Issuer   Title of  Cusip       (x$1000)   PRN Amt.    PRN      Call    Discretion   Managers
                  Class

American Tower     COM     029912201    94           2,157       SH            Defined        21           x
Virgin Media       COM     92769L101    216          8,887       SH            Defined        21           x
Loral Space and
Communications     COM     543881106    .64             16       SH            Defined        21           x
3M Co.             COM     88579Y101    16,662     178,050       SH            Sole           No           x
American
Express Co.        COM     025816109    131          2,200       SH            Sole           No           x
Becton
Dickinson & Co.    COM     758871091    205          2,500       SH            Sole           No           x
Caterpillar Inc.   COM     149123101    8,325      106,150       SH            Sole           No           x
Comcast
Corp.(Cl A)        COM     20030N101    11,544     477,400       SH            Sole           No           x
ConocoPhillips     COM     20825C104    5,082       57,900       SH            Sole           No           x
Corning Inc.       COM     219350105    266         10,800       SH            Sole           No           x
Danaher Corp.      COM     235851102    215          2,600       SH            Sole           No           x
Diamond Offshore
Drilling Inc.      COM     25271C102    283          2,500       SH            Sole           No           x
Exelon Corp.       COM     30161N101    211          2,800       SH            Sole           No           x
Exxon Mobil Corp.  COM     30231G102    9,034       97,600       SH            Sole           No           x
Genentech Inc.     COM     368710406    8,622      110,505       SH            Sole           No           x
General
Electric Co.       COM     369604103    20,551     496,400       SH            Sole           No           x
General Mills Inc. COM     370334104    397          6,850       SH            Sole           No           x
Gilead
Sciences Inc       COM     375558103    289          7,070       SH            Sole           No           x
Intel Corp.        COM     458140100    16,977     656,500       SH            Sole           No           x
International
Business
Machines Corp.     COM     459200101    18,330     155,600       SH            Sole           No           x
ITT Corp.          COM     450911102    207          3,050       SH            Sole           No           x
Kohl's Corp.       COM     500255104    235          4,100       SH            Sole           No           x
Lockheed
Martin Corp.       COM     539830109    11,240     103,600       SH            Sole           No           x
McDonald's Corp.   COM     580135101    11,874     218,000       SH            Sole           No           x
Microsoft Corp.    COM     594918104    18,433     625,700       SH            Sole           No           x
Morgan Stanley     COM     617446448    7,289      115,700       SH            Sole           No           x
PepsiCo Inc.       COM     713448108    17,494     238,800       SH            Sole           No           x
Procter &
Gamble Co.         COM     742718109    19,551     277,950       SH            Sole           No           x
QUALCOMM Inc.      COM     747525103    299          7,070       SH            Sole           No           x
Schlumberger Ltd.  COM     806857108    15,236     145,100       SH            Sole           No           x
Starbucks Corp.    COM     855244109    202          7,700       SH            Sole           No           x
Target Corp.       COM     87612E106    9,491      149,300       SH            Sole           No           x
Texas
Instruments Inc.   COM     882508104    4,369      119,400       SH            Sole           No           x
United Parcel
Service Inc.(Cl B) COM     911312106    300          4,000       SH            Sole           No           x
UnitedHealth
Group Inc.         COM     91324P102    12,092     249,680       SH            Sole           No           x
Wal-Mart
Stores Inc.        COM     931142103    13,086     299,800       SH            Sole           No           x
Walt Disney Co.    COM     254687106    9,999      290,750       SH            Sole           No           x
XTO Energy Inc.    COM     98385X106    275          4,450       SH            Sole           No           x
